VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—7.0%
U.S. Treasury Notes
0.250%, 5/31/25	$ 60,510	$ 59,528
1.625%, 2/15/26	115,110	111,821
4.375%, 8/15/26	61,245	61,358
2.750%, 5/31/29	82,875	77,486
Total U.S. Government Securities (Identified Cost $309,451)		310,193

Foreign Government Securities—3.8%
Arab Republic of Egypt 144A 7.600%, 3/1/29(1)	5,032	4,863
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(2)(3)	1,584	177
RegS 7.750%, 10/13/19(2)(3)	4,851	606
Costa Rica Government 144A 6.125%, 2/19/31(1)	2,070	2,075
Dominican Republic
144A 5.500%, 2/22/29(1)	2,312	2,232
144A 7.050%, 2/3/31(1)	2,200	2,251
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(1)(2)	2,310	1,831
Federative Republic of Brazil
3.875%, 6/12/30	7,435	6,543
6.000%, 10/20/33	2,340	2,183
Honduras Government RegS 5.625%, 6/24/30(3)	3,885	3,467
Hungary Government International Bond 144A 6.125%, 5/22/28(1)	4,551	4,632
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(1)	2,291	2,063
Kingdom of Bahrain 144A 6.750%, 9/20/29(1)	2,616	2,650
Kingdom of Jordan 144A 7.500%, 1/13/29(1)	1,025	1,018
Kingdom of Morocco 144A 5.950%, 3/8/28(1)	4,602	4,631
Oman Government International Bond 144A 5.625%, 1/17/28(1)	3,434	3,424
Republic of Angola 144A 8.250%, 5/9/28(1)	5,306	4,989
Republic of Argentina 0.750%, 7/9/30(4)	8,143	6,274
Republic of Armenia 144A 3.950%, 9/26/29(1)	1,226	1,073
Republic of Chile 2.450%, 1/31/31	1,526	1,309
Republic of Colombia 3.000%, 1/30/30	7,102	5,912
Republic of Ecuador RegS 6.900%, 7/31/30(3)(4)	10,879	7,561
Republic of Gabon 144A 6.625%, 2/6/31(1)	2,318	1,715
Republic of Ghana 144A 5.000%, 7/3/29(1)(4)	2,991	2,572
	Par Value	Value

Foreign Government Securities—continued
Republic of Guatemala 144A 5.250%, 8/10/29(1)	$ 8,085	$ 7,764
Republic of Iraq RegS 5.800%, 1/15/28(3)	2,778	2,701
Republic of Ivory Coast 144A 6.375%, 3/3/28(1)	1,573	1,559
Republic of Kenya 144A 9.750%, 2/16/31(1)	2,240	2,213
Republic of Nigeria
144A 6.125%, 9/28/28(1)	6,897	6,248
144A 9.625%, 6/9/31(1)	2,235	2,221
Republic of Panama
3.875%, 3/17/28	5,245	4,836
7.500%, 3/1/31	1,600	1,624
Republic of Paraguay 144A 4.950%, 4/28/31(1)	1,825	1,746
Republic of Peru 2.783%, 1/23/31	6,204	5,301
Republic of Philippines 4.375%, 3/5/30	4,790	4,616
Republic of Poland 4.625%, 3/18/29	3,242	3,211
Republic of Serbia 144A 6.250%, 5/26/28(1)	2,468	2,508
Republic of Sri Lanka
144A 4.000%, 4/15/28(1)	400	373
144A 3.100%, 1/15/30(1)(4)	313	257
144A 3.350%, 3/15/33(1)(4)	614	454
144A 3.600%, 6/15/35(1)(4)	414	298
144A 3.600%, 5/15/36(1)(4)	288	216
144A 3.600%, 2/15/38(1)(4)	575	432
Republic of Turkiye 9.125%, 7/13/30	6,733	7,448
Republic of Zambia 144A 5.750%, 6/30/33(1)(4)	1,699	1,489
Republica Orient Uruguay 4.375%, 1/23/31	1,583	1,536
Romania Government International Bond 144A 5.875%, 1/30/29(1)	5,079	4,946
Saudi International Bond 144A 4.750%, 1/18/28(1)	6,500	6,459
State of Qatar 144A 3.750%, 4/16/30(1)	3,266	3,104
Trinidad & Tobago Government International Bond
144A 4.500%, 8/4/26(1)(5)	1,107	1,083
144A 5.950%, 1/14/31(1)	655	640
RegS 5.950%, 1/14/31(3)	3,540	3,457
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Ukraine Government Bond
144A 0.000%, 2/1/35(1)(4)	$ 2,532	$ 1,494
144A 1.750%, 2/1/35(1)(4)	1,890	1,040
United Mexican States 5.000%, 5/7/29	4,353	4,203
Uzbekistan International Bond 144A 7.850%, 10/12/28(1)	6,350	6,568
Total Foreign Government Securities (Identified Cost $169,656)		168,096

Mortgage-Backed Securities—24.9%
Agency—3.9%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	34,057	34,629
Pool #SD3238 5.500%, 12/1/52	2,642	2,612
Pool #SD8350 6.000%, 8/1/53	9,509	9,562
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	6	7
Pool #725762 6.000%, 8/1/34	37	38
Pool #773385 5.500%, 5/1/34	44	44
Pool #800267 5.500%, 12/1/34	11	11
Pool #806318 5.500%, 11/1/34	99	100
Pool #808018 5.500%, 1/1/35	60	61
Pool #889578 6.000%, 4/1/38	29	30
Pool #890710 3.000%, 2/1/31	1,774	1,709
Pool #941322 6.000%, 7/1/37	5	4
Pool #AC6992 5.000%, 12/1/39	742	739
Pool #AD3841 4.500%, 4/1/40	863	837
Pool #AD4224 5.000%, 8/1/40	986	982
Pool #AD6058 4.000%, 8/1/25	76	75
Pool #AE4799 4.000%, 10/1/40	10	10
Pool #AH4009 4.000%, 3/1/41	1,159	1,094
Pool #AI2472 4.500%, 5/1/41	719	697
Pool #AO5149 3.000%, 6/1/27	62	61
	Par Value	Value

Agency—continued
Pool #AS6515 4.000%, 1/1/46	$ 1,550	$ 1,439
Pool #FS4438 5.000%, 11/1/52	11,349	10,988
Pool #FS8791 6.000%, 8/1/54	10,677	10,750
Pool #MA4785 5.000%, 10/1/52	10,254	9,928
Pool #MA4805 4.500%, 11/1/52	21,415	20,185
Pool #MA5072 5.500%, 7/1/53	27,215	26,899
Pool #MA5139 6.000%, 9/1/53	40,399	40,615
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	4	4
		174,110

Non-Agency—21.0%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(6)	14,507	14,620
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(6)	3,912	3,698
2021-A, A1 144A 1.065%, 9/25/65(1)(6)	6,629	5,799
2022-B, A1 144A 3.500%, 3/27/62(1)(6)	13,631	12,915
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	9,587	9,540
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	1,680	1,660
2020-SFR3, B 144A 1.806%, 9/17/37(1)	4,362	4,272
2021-SFR2, C 144A 1.877%, 8/17/38(1)	4,535	4,279
2021-SFR3, D 144A 2.177%, 10/17/38(1)	6,675	6,322
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(6)	2,360	2,230
2021-3, A2 144A 1.305%, 5/25/66(1)(6)	1,537	1,303
2021-5, A1 144A 0.951%, 7/25/66(1)(6)	5,645	4,776
2021-8, A1 144A 1.820%, 11/25/66(1)(6)	8,498	7,380
2022-5, A1 144A 4.500%, 5/25/67(1)(6)	4,474	4,347
2023-1, A1 144A 4.750%, 9/26/67(1)(6)	3,630	3,573
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(6)	3,820	3,681

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(1)(6)	$ 2,323	$ 2,221
2022-1, A1B 144A 3.269%, 12/25/56(1)(6)	4,252	3,812
Banc of America Funding Trust 2004-D, 5A1 5.044%, 1/25/35(6)	664	649
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.317%, 3/15/37(1)(6)	13,430	12,708
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	4,235	4,239
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.295%, 4/15/37(1)(6)	14,100	14,153
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(6)	1,067	1,033
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.358%, 2/15/39(1)(6)	7,987	7,957
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.789%, 3/15/41(1)(6)	7,726	7,757
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	1,665	1,504
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	4,562
2019-OC11, D 144A 3.944%, 12/9/41(1)(6)	7,699	7,002
2022-CLS, A 144A 5.760%, 10/13/27(1)	17,112	17,192
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.017%, 9/15/38(1)(6)	6,645	6,670
Chase Home Lending Mortgage Trust 2023-RPL1, A1 144A 3.500%, 6/25/62(1)(6)	7,069	6,457
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(6)	3,435	3,075
2016-SH2, M2 144A 3.750%, 12/25/45(1)(6)	5,180	4,674
CHL Mortgage Pass-Through Trust 2004-6, 1A2 6.668%, 5/25/34(6)	244	241
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(6)	4,331	4,020
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(1)(6)	2,008	1,864
2018-RP1, A1 144A 3.000%, 9/25/64(1)(6)	1,946	1,899
2019-RP1, A1 144A 3.500%, 1/25/66(1)(6)	3,064	2,967
2020-EXP1, A1B 144A 1.804%, 5/25/60(1)(6)	1,180	1,081
	Par Value	Value

Non-Agency—continued
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(1)(6)	$ 2,037	$ 1,826
2021-3R, A2 144A 1.257%, 12/25/64(1)(6)	477	429
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(6)	11,330	10,772
2022-4, A1 144A 4.301%, 3/25/67(1)(6)	6,294	6,095
2022-5, A1 144A 4.550%, 4/25/67(1)(6)	13,136	12,813
2023-3, A1 144A 7.180%, 9/25/68(1)(6)	5,869	5,952
2023-4, A1 144A 7.163%, 10/25/68(1)(6)	1,570	1,593
2024-5, A1 144A 5.123%, 8/25/69(1)(6)	10,664	10,562
2021-2R, A1 144A 0.798%, 7/27/54(1)	1,571	1,373
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	13,465	13,010
2015-CR24, AM 4.028%, 8/10/48(6)	7,481	7,396
CoreVest American Finance Trust
2020-3, A 144A 1.358%, 8/15/53(1)	1,806	1,741
2022-1, A 144A 4.744%, 6/17/55(1)(6)	5,689	5,680
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(6)	12,295	11,928
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(6)	2,032	1,886
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(6)	9,559	8,465
Deephaven Residential Mortgage Trust
2021-4, A1 144A 1.931%, 11/25/66(1)(6)	5,214	4,494
2022-1, A1 144A 2.205%, 1/25/67(1)(6)	5,251	4,708
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(6)	830	797
2020-1, A1 144A 2.006%, 5/25/65(1)(6)	879	867
2020-2, A1 144A 1.178%, 10/25/65(1)(6)	3,704	3,451
2021-1, A2 144A 1.003%, 2/25/66(1)(6)	828	706
2022-1, A1 144A 2.206%, 1/25/67(1)(6)	2,197	1,891
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(1)(6)	10,220	10,062
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	7,020	6,870

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-SFR2, A 144A 1.266%, 10/19/37(1)	$ 4,301	$ 4,193
2020-SFR2, B 144A 1.567%, 10/19/37(1)	21,195	20,619
2021-SFR1, D 144A 2.189%, 8/17/38(1)	7,260	6,889
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(6)	637	565
2019-2, A52 144A 3.500%, 6/25/59(1)(6)	3,125	2,772
GCAT Trust
2021-NQM6, A1 144A 1.855%, 8/25/66(1)(6)	6,348	5,657
2023-NQM2, A1 144A 5.837%, 11/25/67(1)(6)	10,383	10,367
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(6)	2,630	2,347
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(6)	7,758	7,808
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(6)	8,786	8,574
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.503%, 10/25/54(1)(6)	8,000	7,654
JPMBB Commercial Mortgage Securities Trust 2015-C32, AS 3.984%, 11/15/48	2,495	2,403
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(6)	557	511
2014-5, B1 144A 2.697%, 10/25/29(1)(6)	1,882	1,745
2014-5, B2 144A 2.697%, 10/25/29(1)(6)	886	817
2015-1, AM1 144A 6.149%, 12/25/44(1)(6)	512	505
2015-5, A2 144A 6.332%, 5/25/45(1)(6)	613	616
2017-3, 2A2 144A 2.500%, 8/25/47(1)(6)	1,453	1,255
2017-5, A1 144A 5.214%, 10/26/48(1)(6)	1,160	1,172
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 5.203%, 4/25/46(1)(6)	4,836	4,783
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(6)	8,979	9,024
LHOME Mortgage Trust
2022-RTL3, A1 144A 8.150%, 11/25/27(1)(6)	12,630	12,674
2024-RTL1, A1 144A 7.017%, 1/25/29(1)(6)	5,775	5,835
MetLife Securitization Trust
2017-1A, M1 144A 3.449%, 4/25/55(1)(6)	7,930	6,947
	Par Value	Value

Non-Agency—continued
2018-1A, A 144A 3.750%, 3/25/57(1)(6)	$ 12,631	$ 12,061
2019-1A, A1A 144A 3.750%, 4/25/58(1)(6)	3,482	3,418
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(1)(6)	8,422	8,126
2022-INV2, A1 144A 4.950%, 7/25/57(1)(6)	2,578	2,564
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(6)	3,254	3,079
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(6)	5,540	5,477
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(6)	1,284	1,193
2021-INV1, A1 144A 0.852%, 1/25/56(1)(6)	605	580
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(6)	1,817	1,786
2017-3, M2 144A 3.250%, 1/25/61(1)(6)	8,895	8,342
2019-1, M2 144A 3.500%, 10/25/69(1)(6)	12,131	10,948
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(6)	2,758	2,617
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	12,180	12,617
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 6.380%, 6/25/44(1)(6)	1,185	1,185
2024-INV4, A1 144A 6.000%, 9/25/54(1)(6)	5,625	5,617
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(6)	2,827	2,695
2015-2A, A1 144A 3.750%, 8/25/55(1)(6)	2,360	2,241
2016-1A, A1 144A 3.750%, 3/25/56(1)(6)	1,281	1,210
2016-3A, A1 144A 3.750%, 9/25/56(1)(6)	1,577	1,486
2016-4A, A1 144A 3.750%, 11/25/56(1)(6)	1,940	1,816
2017-2A, A3 144A 4.000%, 3/25/57(1)(6)	7,791	7,441
2018-2A, A1 144A 4.500%, 2/25/58(1)(6)	4,313	4,184
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(6)	595	519
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(6)	2,265	2,124
2024-NQM3, A1 144A 5.466%, 11/25/64(1)(6)	5,953	5,930
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(6)	2,942	2,779
2016-2A, A1 144A 3.750%, 11/26/35(1)(6)	2,962	2,808

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-1A, A1A 144A 4.000%, 12/25/57(1)(6)	$ 5,529	$ 5,284
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(6)	8,868	7,356
NYMT Loan Trust
2022-CP1, A1 144A 2.042%, 7/25/61(1)	3,456	3,181
2024-CP1, A1 144A 3.750%, 2/25/68(1)(6)	3,571	3,285
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(1)(6)	3,419	2,995
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(6)	8,117	8,196
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(6)	3,368	3,404
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(6)	1,892	1,928
2024-HYB1, A1 144A 3.627%, 3/25/53(1)(6)	6,589	6,480
2024-HYB2, A1 144A 3.642%, 4/25/53(1)(6)	7,721	7,533
2024-NQM1, A1 144A 5.928%, 11/25/63(1)(6)	4,189	4,210
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(6)	8,225	8,281
2024-NQM9, A1 144A 6.030%, 1/25/64(1)(6)	7,727	7,775
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 5.103%, 6/25/57(1)(6)	1,542	1,516
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(6)	3,078	3,065
PMT Loan Trust 2024-INV2, A1 144A 6.000%, 12/25/59(1)(6)	4,790	4,796
Preston Ridge Partners Mortgage LLC 2021-RPL2, A1 144A 1.455%, 10/25/51(1)(6)	16,921	15,436
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(1)(6)	2,980	2,902
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(1)	11,130	10,790
2021-SFR5, D 144A 2.109%, 7/17/38(1)	2,500	2,394
2021-SFR1, C 144A 1.555%, 4/17/38(1)	2,544	2,469
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(6)	1,738	1,464
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(1)(6)	3,091	3,002
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(6)	3,228	2,731
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(6)	13,263	13,388
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(6)	6,319	6,400
	Par Value	Value

Non-Agency—continued
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(6)	$ 554	$ 545
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	2,735	2,727
2024-CNTR, C 144A 6.471%, 11/13/41(1)	7,605	7,684
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(6)	1,037	995
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(1)(6)	14,842	11,890
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(6)	394	375
2021-3, A1 144A 1.127%, 6/25/56(1)(6)	4,583	3,936
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(6)	10,423	10,646
Towd Point Mortgage Trust
2015-6, B2 144A 3.798%, 4/25/55(1)(6)	9,529	8,769
2016-4, B1 144A 4.025%, 7/25/56(1)(6)	8,095	7,725
2017-1, M1 144A 3.750%, 10/25/56(1)(6)	7,411	7,216
2018-2, A2 144A 3.500%, 3/25/58(1)(6)	12,525	11,915
2018-6, A1A 144A 3.750%, 3/25/58(1)(6)	1,639	1,621
2018-6, A1B 144A 3.750%, 3/25/58(1)(6)	1,705	1,626
2019-2, A2 144A 3.750%, 12/25/58(1)(6)	925	825
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.053%, 5/25/58(1)(6)	4,045	4,114
2020-MH1, A2 144A 2.500%, 2/25/60(1)(6)	12,111	11,349
2021-1, A2 144A 2.750%, 11/25/61(1)(6)	12,970	10,610
2024-1, A1 144A 4.707%, 3/25/64(1)(6)	14,863	14,839
2017-6, A2 144A 3.000%, 10/25/57(1)(6)	11,390	10,651
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	5,243	4,764
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	6,490	6,227
Verus Securitization Trust
2021-2, A1 144A 1.031%, 2/25/66(1)(6)	3,658	3,251
2022-4, A1 144A 4.474%, 4/25/67(1)(6)	10,835	10,706
2022-5, A1 144A 3.800%, 4/25/67(1)(6)	15,025	14,043
2022-7, A1 144A 5.152%, 7/25/67(1)(6)	10,182	10,114

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2023-1, A1 144A 5.850%, 12/25/67(1)(6)	$ 4,049	$ 4,052
2023-8, A1 144A 6.259%, 12/25/68(1)(6)	8,243	8,305
2024-3, A1 144A 6.338%, 4/25/69(1)(6)	1,367	1,379
2020-1, A1 144A 3.417%, 1/25/60(1)(6)	2,253	2,208
2021-R1, A1 144A 0.820%, 10/25/63(1)(6)	2,261	2,130
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(6)	1,384	1,347
2021-1R, A1 144A 1.280%, 5/25/56(1)	5,196	4,777
VM Master Issuer LLC 2022-1, A1 144A 6.163%, 5/24/25(1)(6)(7)	8,919	8,772
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	85	84
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(6)	2,153	1,794
		938,346

Total Mortgage-Backed Securities (Identified Cost $1,149,593)		1,112,456

Asset-Backed Securities—26.5%
Automobiles—11.8%
ACM Auto Trust
2023-2A, A 144A 7.970%, 6/20/30(1)	2,925	2,937
2024-2A, A 144A 6.060%, 2/20/29(1)	4,507	4,524
American Credit Acceptance Receivables Trust
2022-1, E 144A 3.640%, 3/13/28(1)	12,490	12,363
2024-1, C 144A 5.630%, 1/14/30(1)	7,935	7,993
2024-4, C 144A 4.910%, 8/12/31(1)	8,335	8,294
American Heritage Auto Receivables Trust 2024-1A, A3 144A 4.900%, 9/17/29(1)	4,360	4,363
Arivo Acceptance Auto Loan Receivables Trust
2022-1A, B 144A 4.770%, 6/15/28(1)	6,200	6,126
2022-2A, A 144A 6.900%, 1/16/29(1)	3,639	3,671
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(1)	1,432	1,423
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	9,205	8,984
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,870	1,783
	Par Value	Value

Automobiles—continued
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(1)	$ 11,500	$ 10,970
(AESOP) 2022-3A, A 144A 4.620%, 2/20/27(1)	3,030	3,029
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	6,383	6,479
(AESOP) 2022-5A, C 144A 6.240%, 4/20/27(1)	4,650	4,677
(AESOP) 2023-2A, C 144A 6.180%, 10/20/27(1)	3,500	3,520
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(1)	8,050	8,162
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	985	989
CarNow Auto Receivables Trust 2023-1A, C 144A 7.240%, 9/15/26(1)	10,229	10,243
Carvana Auto Receivables Trust
2020-P1, C 1.320%, 11/9/26	2,250	2,183
2021-N2, C 1.070%, 3/10/28	1,067	1,025
2021-N3, D 1.580%, 6/12/28	2,687	2,579
2021-P3, B 1.420%, 8/10/27	4,590	4,308
2022-N1, C 144A 3.320%, 12/11/28(1)	702	687
2022-N1, D 144A 4.130%, 12/11/28(1)	6,525	6,454
2023-N1, C 144A 5.920%, 7/10/29(1)	3,044	3,077
2023-N4, C 144A 6.590%, 2/11/30(1)	4,970	5,104
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	2,276	2,273
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	8,549	8,788
2024-A, C 144A 5.740%, 4/15/30(1)	2,455	2,475
2024-C, C 144A 5.760%, 10/15/30(1)	6,810	6,890
Credit Acceptance Auto Loan Trust
2022-1A, A 144A 4.600%, 6/15/32(1)	2,812	2,810
2023-2A, A 144A 5.920%, 5/16/33(1)	2,080	2,099
2024-1A, A 144A 5.680%, 3/15/34(1)	8,404	8,512
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	5,680	5,708
DT Auto Owner Trust
2021-1A, D 144A 1.160%, 11/16/26(1)	2,280	2,260
2022-2A, D 144A 5.460%, 3/15/28(1)	7,500	7,510
2023-1A, D 144A 6.440%, 11/15/28(1)	1,741	1,769

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Enterprise Fleet Financing LLC 2024-4, A3 144A 4.560%, 11/20/28(1)	$ 6,400	$ 6,372
Exeter Automobile Receivables Trust
2020-3A, E 144A 3.440%, 8/17/26(1)	2,239	2,227
2022-3A, C 5.300%, 9/15/27	8,154	8,166
2023-2A, B 5.610%, 9/15/27	6,859	6,879
2023-3A, D 6.680%, 4/16/29	3,723	3,819
2023-5A, B 6.580%, 4/17/28	5,718	5,792
2024-2A, C 5.740%, 5/15/29	10,237	10,363
2024-5A, B 4.480%, 4/16/29	3,505	3,485
FHF Issuer Trust
2024-1A, A2 144A 5.690%, 2/15/30(1)	4,108	4,147
2024-3A, A2 144A 4.940%, 11/15/30(1)	1,385	1,382
FHF Trust
2022-2A, B 144A 6.570%, 1/16/29(1)	8,847	8,950
2023-1A, A2 144A 6.570%, 6/15/28(1)	1,374	1,391
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	643	640
2021-2A, C 144A 1.470%, 11/15/27(1)	6,395	6,255
2022-1A, C 144A 3.130%, 5/15/28(1)	5,745	5,655
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(1)	97	97
2020-4, C 144A 1.280%, 2/16/27(1)	132	131
2023-1, D 144A 6.460%, 5/15/29(1)	3,460	3,444
2024-1, B 144A 5.630%, 4/16/29(1)	6,139	6,206
2024-1, C 144A 5.790%, 2/15/30(1)	5,600	5,669
2024-3, B 144A 5.350%, 7/16/29(1)	1,900	1,906
2024-3, C 144A 5.410%, 9/16/30(1)	5,690	5,674
Foursight Capital Automobile Receivables Trust
2021-2, C 144A 1.570%, 7/15/27(1)	1,245	1,241
2022-1, B 144A 2.150%, 5/17/27(1)	1,756	1,746
2023-1, A3 144A 5.390%, 12/15/27(1)	142	142
2023-2, A2 144A 5.990%, 5/15/28(1)	2,964	2,982
	Par Value	Value

Automobiles—continued
2024-1, C 144A 5.770%, 11/15/29(1)	$ 5,000	$ 5,052
GLS Auto Receivables Issuer Trust
2020-3A, E 144A 4.310%, 7/15/27(1)	3,461	3,460
2022-1A, C 144A 3.190%, 2/16/27(1)	2,849	2,839
2022-2A, C 144A 5.300%, 4/17/28(1)	2,847	2,849
2022-2A, D 144A 6.150%, 4/17/28(1)	4,075	4,115
2023-1A, B 144A 6.190%, 6/15/27(1)	2,571	2,577
2024-2A, C 144A 6.030%, 2/15/30(1)	5,445	5,556
2024-3A, C 144A 5.210%, 2/18/31(1)	5,700	5,718
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	4,400	4,488
2023-2A, A3 144A 6.380%, 2/15/29(1)	1,725	1,770
2024-2A, A2 144A 5.580%, 6/17/30(1)	5,582	5,645
2024-3A, B 144A 5.640%, 8/15/30(1)	1,660	1,672
2024-3A, C 144A 5.920%, 8/15/30(1)	2,575	2,597
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	1,867	1,874
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	4,560	4,611
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,705	2,683
2022-1A, A 144A 5.210%, 6/15/27(1)	4,742	4,749
2023-1A, D 144A 7.300%, 6/17/30(1)	2,570	2,639
2023-3A, D 144A 6.920%, 12/16/30(1)	3,000	3,104
2024-3A, C 144A 4.930%, 3/15/30(1)	3,565	3,519
Lendbuzz Securitization Trust
2023-2A, A2 144A 7.090%, 10/16/28(1)	4,139	4,216
2024-1A, A2 144A 6.190%, 8/15/29(1)	3,497	3,536
2024-2A, A2 144A 5.990%, 5/15/29(1)	6,218	6,283
2024-3A, A2 144A 4.970%, 10/15/29(1)	4,420	4,419
Lobel Automobile Receivables Trust
2023-1, A 144A 6.970%, 7/15/26(1)	87	87

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2023-1, B 144A 7.050%, 9/15/28(1)	$ 8,568	$ 8,628
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	7,482	7,572
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(1)	2,719	2,730
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(1)	17,610	17,023
2022-1A, C 144A 5.310%, 6/14/29(1)	7,485	7,479
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(1)	4,431	4,338
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	5,770	5,834
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(1)	382	383
Prestige Auto Receivables Trust
2023-2A, B 144A 6.640%, 12/15/27(1)	6,376	6,478
2024-2A, C 144A 4.730%, 10/15/29(1)	4,860	4,794
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(1)	3,225	3,257
2024-1A, C 144A 6.960%, 1/18/30(1)	3,770	3,817
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	3,871	3,874
Tricolor Auto Securitization Trust
2023-1A, C 144A 7.240%, 2/16/27(1)	5,547	5,568
2024-2A, C 144A 6.930%, 4/17/28(1)	3,355	3,415
United Auto Credit Securitization Trust
2023-1, C 144A 6.280%, 7/10/28(1)	3,863	3,874
2023-1, D 144A 8.000%, 7/10/28(1)	7,750	7,842
2024-1, C 144A 7.060%, 10/10/29(1)	8,905	9,032
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	9,585	9,683
Veros Auto Receivables Trust 2023-1, B 144A 7.170%, 11/15/28(1)	10,000	10,151
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	4,720	4,658
2023-1A, C 144A 5.740%, 8/15/28(1)	1,415	1,427
2024-2A, B 144A 5.620%, 3/15/30(1)	11,590	11,737
		525,454

	Par Value	Value

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 6.117%, 4/20/37(1)(6)	$ 13,670	$ 13,694
Consumer Loans—1.2%
ACHV ABS Trust 2023-3PL, B 144A 7.170%, 8/19/30(1)	89	89
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	7,678	7,786
Lendingpoint Asset Securitization Trust 2022-B, A 144A 4.770%, 10/15/29(1)	359	358
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(1)	1,409	1,417
2024-1A, B 144A 6.070%, 7/17/34(1)	6,680	6,752
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	10,721	10,796
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(1)	13,011	12,619
2024-1A, A 144A 6.334%, 4/8/31(1)	2,690	2,696
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	6,975	7,049
2024-1A, B 144A 6.290%, 2/18/31(1)	4,250	4,299
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	718	710
Upstart Securitization Trust 2023-1, A 144A 6.590%, 2/20/33(1)	66	66
		54,637

Credit Card—0.6%
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(1)	15,394	15,391
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(1)	4,804	4,832
2023-B, A 144A 7.690%, 11/15/28(1)	7,720	7,789
		28,012

Equipment—0.6%
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(1)	3,750	3,743
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	10,064	9,223
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	9,548	9,521

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Equipment—continued
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	$ 3,703	$ 3,727
		26,214

Other—12.0%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(1)	2,500	2,486
2024-X2, A 144A 5.220%, 12/17/29(1)	1,285	1,287
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	1,560	1,581
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	7,397	7,565
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	1,286	1,245
2019-A, C 144A 4.010%, 7/16/40(1)	11,692	11,300
2020-AA, B 144A 2.790%, 7/17/46(1)	1,975	1,882
2024-A, B 144A 5.060%, 4/18/50(1)	8,320	8,163
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(1)	7,505	7,271
2023-B, A 144A 6.920%, 12/17/36(1)	1,610	1,662
Blue Owl Asset Leasing Trust LLC 2024-1A, A2 144A 5.050%, 3/15/29(1)	7,600	7,616
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	9,365	9,240
Business Jet Securities LLC
2024-1A, A 144A 6.197%, 5/15/39(1)	9,087	9,242
2024-2A, A 144A 5.364%, 9/15/39(1)	2,849	2,814
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(1)	2,171	2,033
2022-A, B 144A 4.610%, 9/28/37(1)	1,673	1,639
2023-A, A 144A 5.770%, 11/15/38(1)	5,225	5,266
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	13,163	12,558
CCG Receivables Trust
2023-1, A2 144A 5.820%, 9/16/30(1)	2,434	2,453
2024-1, B 144A 5.080%, 3/15/32(1)	3,085	3,078
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	8,095	7,909
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	5,076	5,130
	Par Value	Value

Other—continued
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	$ 6,863	$ 6,918
2023-2, B 144A 6.410%, 5/15/34(1)	2,800	2,848
Diamond Resorts Owner Trust
2021-1A, A 144A 1.510%, 11/21/33(1)	695	679
2021-1A, B 144A 2.050%, 11/21/33(1)	312	304
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	7,142	7,284
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)	11,573	9,835
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	5,640	5,243
2023-1A, A 144A 5.670%, 12/15/43(1)	2,504	2,525
2023-2A, A 144A 6.530%, 6/15/49(1)	7,181	7,395
2024-2A, A 144A 4.600%, 3/15/50(1)	3,756	3,716
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	3,694	3,321
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(1)	5,098	4,799
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	13,478	12,673
Hilton Grand Vacations Trust
2018-AA, A 144A 3.540%, 2/25/32(1)	829	825
2022-1D, B 144A 4.100%, 6/20/34(1)	1,805	1,769
2022-2A, C 144A 5.570%, 1/25/37(1)	522	516
2024-2A, A 144A 5.500%, 3/25/38(1)	6,086	6,138
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,028	982
HINNT LLC 2024-A, A 144A 5.490%, 3/15/43(1)	5,180	5,225
Hotwire Funding LLC 2023-1A, A2 144A 5.687%, 5/20/53(1)	5,500	5,530
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	11,203	10,648
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(1)	10,874	10,736
2024-1A, A2 144A 5.636%, 2/15/55(1)	4,210	4,158
Lendmark Funding Trust
2021-1A, A 144A 1.900%, 11/20/31(1)	10,385	9,761
2024-1A, A 144A 5.530%, 6/21/32(1)	6,000	6,066
Libra Solutions LLC 2023-1A, A 144A 7.000%, 2/15/35(1)	1,270	1,273

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	$ 4,195	$ 3,870
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	4,010	4,031
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(1)	952	899
2023-1A, B 144A 5.420%, 10/20/40(1)	4,216	4,211
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	952	944
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	3,217	2,833
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	9,249	8,848
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	3,735	3,717
2023-A, B 144A 6.830%, 6/17/30(1)	7,120	7,289
2024-A, A2 144A 5.150%, 12/15/31(1)	6,115	6,127
Octane Receivables Trust
2021-1A, B 144A 1.530%, 4/20/27(1)	2,067	2,051
2023-1A, C 144A 6.370%, 9/20/29(1)	2,000	2,031
2023-3A, B 144A 6.480%, 7/20/29(1)	4,444	4,544
2023-3A, C 144A 6.740%, 8/20/29(1)	4,818	4,941
2024-1A, B 144A 5.660%, 5/20/30(1)	3,845	3,874
2024-3A, B 144A 5.310%, 9/20/30(1)	6,131	6,159
2024-3A, C 144A 5.510%, 10/20/31(1)	5,000	4,988
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	6,940	6,946
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	10,570	10,565
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	5,490	5,545
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	13,810	13,861
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	4,509	4,570
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(6)	7,802	7,835
Progress Residential Trust
2021-SFR6, D 144A 2.225%, 7/17/38(1)	3,750	3,602
2024-SFR5, A 144A 3.000%, 8/9/29(1)	2,000	1,821
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(6)	10,494	10,680
	Par Value	Value

Other—continued
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(6)	$ 6,829	$ 6,856
Reach ABS Trust 2024-2A, B 144A 5.840%, 7/15/31(1)	7,030	7,060
Regional Management Issuance Trust
2022-1, A 144A 3.070%, 3/15/32(1)	6,500	6,416
2024-2, A 144A 5.110%, 12/15/33(1)	7,290	7,301
Sierra Timeshare Receivables Funding LLC
2020-2A, B 144A 2.320%, 7/20/37(1)	922	912
2024-2A, A 144A 5.140%, 6/20/41(1)	7,341	7,330
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(1)	5,410	5,504
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	9,920	9,895
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	13,225	13,199
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	6,565	6,639
Towd Point Mortgage Trust 2020-MH1, M1 144A 2.750%, 2/25/60(1)(6)	3,525	3,276
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	6,345	6,420
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(1)	4,655	4,517
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	12,800	12,570
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	10,670	10,415
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(1)	9,120	9,158
VFI ABS LLC
2022-1A, D 144A 6.680%, 11/26/29(1)	2,794	2,758
2023-1A, A 144A 7.270%, 3/26/29(1)	2,742	2,770
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(1)	1,783	1,715
Westgate Resorts LLC
2022-1A, B 144A 2.288%, 8/20/36(1)	1,443	1,412
2024-1A, A 144A 6.060%, 1/20/38(1)	5,279	5,315
Wingstop Funding LLC 2024-1A, A2 144A 5.858%, 12/5/54(1)	7,750	7,766
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	14,551	13,217
		533,790

Total Asset-Backed Securities (Identified Cost $1,189,045)		1,181,801

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—26.4%
Communication Services—0.8%
Altice France S.A.
144A 5.125%, 7/15/29(1)	$ 4,885	$ 3,658
144A 5.500%, 10/15/29(1)	3,970	2,974
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	1,585	1,572
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	4,880	4,819
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	7,070	6,888
IHS Holding Ltd.
144A 5.625%, 11/29/26(1)	786	772
144A 8.250%, 11/29/31(1)	1,100	1,087
Sprint Capital Corp. 6.875%, 11/15/28	6,685	7,096
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(1)	413	413
Telesat Canada 144A 6.500%, 10/15/27(1)	2,485	995
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	7,440	7,410
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(1)	3	3
		37,687

Consumer Discretionary—1.3%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	8,325	8,117
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(1)	8,000	7,582
Ford Motor Credit Co. LLC
7.350%, 11/4/27	5,165	5,408
6.800%, 5/12/28	2,130	2,201
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	10,087	9,425
Newell Brands, Inc. 6.375%, 9/15/27	7,121	7,146
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	4,225	4,379
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	4,765	4,898
Prosus N.V. 144A 3.061%, 7/13/31(1)	1,826	1,535
Tapestry, Inc. 5.100%, 3/11/30	4,435	4,386
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	2,895	2,762
		57,839

Consumer Staples—0.7%
BAT Capital Corp. 4.700%, 4/2/27	5,480	5,457
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	1,641	1,558
Coty, Inc. 144A 6.625%, 7/15/30(1)	6,940	7,035
	Par Value	Value

Consumer Staples—continued
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	$ 2,990	$ 2,093
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	7,415	7,063
Philip Morris International, Inc. 4.625%, 11/1/29	6,190	6,105
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	3,940	3,857
		33,168

Energy—3.0%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(1)	5,027	4,851
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	5,740	5,860
BP Capital Markets plc 4.875% (8)	12,135	11,563
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	9,020	9,029
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	2,340	2,430
144A 8.750%, 7/1/31(1)	3,300	3,440
CrownRock LP 144A 5.000%, 5/1/29(1)(5)	5,695	5,766
Ecopetrol S.A. 8.625%, 1/19/29	3,727	3,947
Enbridge, Inc. 7.375%, 1/15/83	9,500	9,581
Energean Israel Finance Ltd. 144A, RegS 5.375%, 3/30/28(1)(3)	1,654	1,530
Energy Transfer LP
8.000%, 5/15/54	1,270	1,331
Series G 7.125%(8)	3,600	3,613
EQM Midstream Partners LP
144A 7.500%, 6/1/27(1)	90	92
144A 6.375%, 4/1/29(1)	1,795	1,801
Genesis Energy LP 8.875%, 4/15/30	7,095	7,219
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(1)	3,894	3,604
Hilcorp Energy I LP 144A 6.000%, 4/15/30(1)	4,315	4,055
KazMunayGas National Co. JSC 144A 5.375%, 4/24/30(1)	2,733	2,656
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	4,384	4,354
Leviathan Bond Ltd. 144A, RegS 6.500%, 6/30/27(1)(3)	1,558	1,511
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	9,080	9,070
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	7,945	7,883
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	6,190	6,252
Occidental Petroleum Corp. 5.200%, 8/1/29	5,760	5,715

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Petroleos Mexicanos
6.500%, 3/13/27	$ 6,432	$ 6,198
8.750%, 6/2/29	1,760	1,761
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)(5)	3,086	2,855
Saudi Arabian Oil Co. 144A 3.500%, 4/16/29(1)	2,791	2,622
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(1)	1,675	1,717
YPF S.A. 144A 6.950%, 7/21/27(1)	2,358	2,303
		134,609

Financials—10.7%
AerCap Ireland Capital DAC
2.450%, 10/29/26	3,935	3,767
6.450%, 4/15/27	2,365	2,439
6.950%, 3/10/55	4,340	4,467
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.723%, 8/15/53(6)	10,625	10,626
Ally Financial, Inc. 5.543%, 1/17/31	3,925	3,870
American Express Co.
(SOFR + 0.750%) 5.338%, 4/23/27(6)	4,370	4,378
(SOFR + 0.930%) 5.505%, 7/26/28(5)(6)	897	902
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(1)	1,600	1,481
144A 5.750%, 11/15/29(1)	2,600	2,635
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(1)	1,230	1,206
RegS 3.125%, 7/1/30(3)	1,928	1,890
Banco Mercantil del Norte S.A. 144A 5.875% (1)(8)	6,492	6,187
Banco Santander Chile 144A 2.700%, 1/10/25(1)	7,545	7,534
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	5,470	4,959
Bank of America Corp.
1.734%, 7/22/27	9,930	9,467
2.551%, 2/4/28	6,080	5,797
(3 month Term SOFR + 1.032%) 5.586%, 2/5/26(6)	11,312	11,322
Bank of New York Mellon Corp. (The) Series G 4.700% (8)	12,119	12,004
Barclays plc
7.325%, 11/2/26	3,430	3,492
7.385%, 11/2/28	3,215	3,408
Blackstone Private Credit Fund
2.625%, 12/15/26	4,215	4,017
7.300%, 11/27/28	2,925	3,076
Block, Inc. 144A 6.500%, 5/15/32(1)	3,495	3,529
	Par Value	Value

Financials—continued
Blue Owl Credit Income Corp.
5.500%, 3/21/25	$ 4,304	$ 4,305
6.650%, 3/15/31	2,435	2,478
BPCE S.A. 144A 5.975%, 1/18/27(1)	6,390	6,439
CBQ Finance Ltd. RegS 5.375%, 3/28/29(3)	2,646	2,673
Charles Schwab Corp. (The)
Series G 5.375%(8)	4,332	4,309
Series H 4.000%(8)	6,721	5,802
Citigroup, Inc.
5.610%, 9/29/26	9,000	9,049
3.200%, 10/21/26	4,572	4,446
(SOFR + 1.280%) 5.746%, 2/24/28(6)	8,147	8,254
Series X 3.875%(8)	9,370	9,098
Citizens Bank N.A. 2.250%, 4/28/25	4,695	4,656
Citizens Financial Group, Inc. 5.841%, 1/23/30	4,566	4,633
CK Hutchison International 23 Ltd. 144A 4.750%, 4/21/28(1)	1,555	1,544
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	9,172
Deutsche Bank AG
2.311%, 11/16/27	1,775	1,687
6.819%, 11/20/29	1,700	1,779
4.999%, 9/11/30	4,495	4,394
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	15,930	15,511
Enel Finance International N.V. 144A 5.125%, 6/26/29(1)	3,560	3,555
F&G Annuities & Life, Inc. 6.500%, 6/4/29	7,300	7,453
Fifth Third Bancorp
4.055%, 4/25/28	2,565	2,510
4.895%, 9/6/30	1,963	1,936
First Abu Dhabi Bank PJSC RegS 6.320%, 4/4/34(3)	1,267	1,297
Ford Motor Credit Co. LLC 6.054%, 11/5/31	905	898
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(1)	6,515	6,606
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	2,000	2,092
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	17,415	17,319
HAT Holdings I LLC 144A 8.000%, 6/15/27(1)	6,260	6,522
HTA Group Ltd. 144A 7.500%, 6/4/29(1)	1,529	1,553
Huntington Bancshares, Inc.
6.208%, 8/21/29	3,920	4,047
5.272%, 1/15/31	805	806

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Imperial Brands Finance plc 144A 5.500%, 2/1/30(1)	$ 6,685	$ 6,756
Israel Discount Bank Ltd. 144A, RegS 5.375%, 1/26/28(1)(3)	2,619	2,594
JPMorgan Chase & Co.
1.578%, 4/22/27	4,820	4,628
4.323%, 4/26/28	5,930	5,859
(SOFR + 1.180%) 5.646%, 2/24/28(6)	13,015	13,162
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	7,870	7,589
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	8,415	8,008
Medco Bell Pte Ltd. 144A 6.375%, 1/30/27(1)	2,040	2,030
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(1)	5,320	4,855
MetLife, Inc. Series G 3.850% (8)	6,910	6,784
Minejesa Capital B.V. 144A 4.625%, 8/10/30(1)	2,069	1,997
Morgan Stanley
2.188%, 4/28/26	6,000	5,947
2.475%, 1/21/28	10,911	10,398
3.591%, 7/22/28(6)	1,730	1,668
3.772%, 1/24/29	6,000	5,786
Movida Europe S.A. 144A 7.850%, 4/11/29(1)	4,730	4,146
MSCI, Inc. 144A 3.625%, 9/1/30(1)	10,189	9,275
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	635	641
Prudential Financial, Inc. 5.375%, 5/15/45	10,170	10,101
RGA Global Funding 144A 5.448%, 5/24/29(1)	4,431	4,491
Sasol Financing USA LLC 4.375%, 9/18/26	1,608	1,540
Societe Generale S.A. 144A 5.634%, 1/19/30(1)	6,240	6,228
South Bow USA Infrastructure Holdings LLC 144A 5.026%, 10/1/29(1)	8,560	8,411
Standard Chartered plc 144A 6.301%, 1/9/29(1)	1,475	1,514
State Street Corp. Series I 6.700% (8)	5,155	5,257
Synchrony Financial 4.875%, 6/13/25	3,194	3,191
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	5,253
Toronto-Dominion Bank (The) 8.125%, 10/31/82	7,920	8,255
Truist Bank 3.625%, 9/16/25	8,785	8,716
Truist Financial Corp. 7.161%, 10/30/29	4,440	4,748
UBS AG
7.950%, 1/9/25	4,910	4,912
	Par Value	Value

Financials—continued
5.650%, 9/11/28	$ 6,700	$ 6,855
UBS Group AG 144A 9.250% (1)(8)	4,345	4,697
United Overseas Bank Ltd. 144A 2.000%, 10/14/31(1)	1,645	1,558
Wells Fargo & Co.
6.850%(8)	4,485	4,629
3.526%, 3/24/28	9,000	8,729
6.303%, 10/23/29	900	937
Series U 5.875%(6)(8)	6,935	6,922
		478,343

Health Care—1.8%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	10,130	8,320
CVS Health Corp. 7.000%, 3/10/55	3,840	3,853
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	13,108	11,579
HCA, Inc.
5.200%, 6/1/28	4,461	4,472
5.450%, 4/1/31	4,782	4,772
IQVIA, Inc.
5.700%, 5/15/28	4,267	4,315
6.250%, 2/1/29	2,095	2,166
Medline Borrower LP 144A 6.250%, 4/1/29(1)	1,590	1,607
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,681
5.150%, 9/2/29	4,455	4,442
Smith & Nephew plc 2.032%, 10/14/30	10,625	8,905
Solventum Corp. 144A 5.400%, 3/1/29(1)	2,600	2,607
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	5,430	5,204
4.750%, 5/9/27	1,280	1,248
7.875%, 9/15/29	975	1,051
Universal Health Services, Inc. 1.650%, 9/1/26	12,600	11,927
Viatris, Inc. 144A 2.300%, 6/22/27(1)	—(9)	—(9)
		79,149

Industrials—2.2%
Adani Ports & Special Economic Zone Ltd. 144A 4.000%, 7/30/27(1)	6,800	6,103
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	10,002	9,921
Aviation Capital Group LLC 144A 5.375%, 7/15/29(1)	6,235	6,238
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	6,086	5,942
Boeing Co. (The)
6.259%, 5/1/27	3,670	3,757

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
6.388%, 5/1/31	$ 1,720	$ 1,798
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	8,713	7,685
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	3,855	3,405
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	10,019	8,749
DP World Salaam RegS 6.000% (3)(8)	1,347	1,340
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	9,925	8,382
Hexcel Corp. 4.200%, 2/15/27	10,770	10,526
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	8,650	7,770
Icahn Enterprises LP 6.250%, 5/15/26	1,266	1,255
Regal Rexnord Corp.
6.050%, 2/15/26	2,680	2,704
6.050%, 4/15/28	4,590	4,669
6.300%, 2/15/30	4,698	4,833
Sisecam UK plc 144A 8.625%, 5/2/32(1)	1,542	1,531
		96,608

Information Technology—1.3%
AppLovin Corp. 5.125%, 12/1/29	4,230	4,220
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	11,502	10,825
Broadcom, Inc. 4.350%, 2/15/30	8,220	7,998
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	1,440	1,421
144A 6.500%, 10/15/28(1)	2,165	2,147
Kyndryl Holdings, Inc. 2.700%, 10/15/28	7,285	6,672
Leidos, Inc. 3.625%, 5/15/25	7,850	7,812
Viasat, Inc. 144A 5.625%, 9/15/25(1)	7,025	6,961
Vontier Corp. 2.400%, 4/1/28	8,630	7,788
		55,844

Materials—1.8%
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	10,485	10,320
Berry Global, Inc. 144A 5.800%, 6/15/31(1)	8,670	8,825
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(1)(5)	6,104	5,581
Corp. Nacional del Cobre de Chile 144A 3.150%, 1/14/30(1)	2,930	2,604
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	6,535	6,423
	Par Value	Value

Materials—continued
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	$ 4,965	$ 5,243
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	3,120	3,156
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	6,740	6,705
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	11,513	10,966
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(1)	8,006	8,051
Sonoco Products Co. 4.600%, 9/1/29	7,710	7,508
Suzano Austria GmbH 6.000%, 1/15/29	2,205	2,208
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(1)	1,509	1,549
		79,139

Real Estate—0.7%
EPR Properties 4.950%, 4/15/28	9,545	9,382
GLP Capital LP 5.250%, 6/1/25	7,340	7,338
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	3,662	3,178
VICI Properties LP
144A 4.625%, 6/15/25(1)	1,305	1,300
144A 4.500%, 1/15/28(1)	1,710	1,673
144A 4.625%, 12/1/29(1)	3,420	3,276
144A 4.125%, 8/15/30(1)	4,810	4,469
		30,616

Utilities—2.1%
Abu Dhabi National Energy Co. PJSC 144A 4.375%, 1/24/29(1)(5)	1,786	1,745
AES Corp. (The) 7.600%, 1/15/55	4,075	4,185
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(4)	4,565	4,587
American Electric Power Co., Inc. 5.699%, 8/15/25	10,255	10,299
Dominion Energy, Inc. Series A 6.875%, 2/1/55	8,920	9,269
DPL, Inc. 4.125%, 7/1/25	1,596	1,573
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	7,110	7,221
Entergy Corp. 7.125%, 12/1/54	8,775	8,944
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	7,425	7,416
Ferrellgas LP
144A 5.375%, 4/1/26(1)	5,670	5,610
144A 5.875%, 4/1/29(1)	1,500	1,371
Lightning Power LLC 144A 7.250%, 8/15/32(1)	335	344

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(1)	$ 5,238	$ 5,238
Puget Energy, Inc. 2.379%, 6/15/28	7,558	6,900
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	13,003
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	4,820	4,935
		92,640

Total Corporate Bonds and Notes (Identified Cost $1,185,526)		1,175,642

Leveraged Loans—10.2%
Aerospace—0.4%
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.367%, 10/20/27(6)	1,990	2,024
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(6)	5,080	5,099
Tranche B-2 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(6)	1,932	1,939
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.207%, 2/1/28(6)	4,095	3,802
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.829%, 2/28/31(6)	5,961	5,969
		18,833

Chemicals—0.4%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.607%, 2/18/30(6)	4,968	4,986
Innophos Holdings, Inc. (1 month Term SOFR + 4.364%) 8.721%, 2/5/27(6)	4,594	4,592
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 7.971%, 10/15/28(6)	4,117	4,137
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.357%, 12/31/29(6)	2,689	2,708
		16,423

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.584%, 7/8/31(6)	4,687	4,413
Energy—0.5%
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.656%, 10/15/31(6)	4,490	4,525
	Par Value	Value

Energy—continued
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.500%) 8.379%, 12/21/28(6)	$ 5,903	$ 5,924
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.090%, 10/4/30(6)	1,196	1,202
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 7.512%, 10/5/28(6)	7,178	7,214
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(2)(7)(10)	66	—
South Field Energy LLC Tranche B (3 month PRIME + 3.750%) 8.079%, 8/29/31	923	928
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.625%, 3/3/31(6)	2,254	2,264
		22,057

Financials—0.7%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.357%, 11/6/30(6)	5,211	5,209
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.357%, 6/13/31(6)	485	486
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 6.329%, 10/31/31(6)	15,438	15,473
Finco I LLC 2024 (1 month Term SOFR + 2.250%) 6.607%, 6/27/29(6)	1,294	1,297
HUB International Ltd. 2024 (3 month Term SOFR + 2.750%) 7.367%, 6/20/30(6)	4,461	4,484
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.079%, 5/6/31(6)	2,486	2,490
		29,439

Food / Tobacco—0.5%
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.259%, 8/2/28(6)	5,049	1,022
(3 month Term SOFR + 8.150%) 12.616%, 8/2/28(6)	2,546	2,531
(3-6 month Term SOFR + 4.400%) 8.759% - 8.866%, 8/2/28(6)	2,210	1,318
Froneri International Ltd. Tranche B-4 (1 month Term SOFR + 2.000%) 6.357%, 9/17/31(6)	7,725	7,726
John Bean Technologies Corp. Tranche B 0.000%, 10/9/31(6)(11)	3,360	3,377
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.250%) 7.773%, 7/12/29(6)	2,244	2,263

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. First Lien (3 month PRIME + 3.512%) 7.840%, 3/31/28	$ 3,923	$ 3,949
		22,186

Food and Drug—0.1%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 8.107%, 10/25/27(6)	1,777	1,790
Forest Prod / Containers—0.2%
Mauser Packaging Solutions Holding Co. (3 month Term SOFR + 3.000%) 7.588%, 4/15/27(6)	5,165	5,196
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.721%, 3/3/28(6)	4,920	4,912
		10,108

Gaming / Leisure—1.2%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.607%, 2/6/30(6)	2,759	2,758
Carnival Corp. 2027 (1 month Term SOFR + 2.750%) 7.107%, 8/8/27(6)	2,405	2,417
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 7.079%, 10/31/29(6)	4,388	4,397
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.079%, 11/30/30(6)	6,461	6,441
Life Time, Inc. 2024 (1 month Term SOFR + 2.500%) 7.025%, 10/22/31(6)	7,240	7,260
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.579%, 8/1/30(6)	4,607	4,614
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.221%, 3/13/28(6)	5,897	5,907
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.590%, 4/4/29(6)	4,607	4,614
Scientific Games International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.632%, 4/14/29(6)	3,175	3,184
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.357%, 12/4/31(6)	4,050	4,036
UFC Holdings LLC
0.000%, 4/29/26(6)	279	281
Tranche B-4 (3 month Term SOFR + 2.250%) 6.770%, 11/21/31(6)	7,420	7,452
		53,361

Health Care—0.6%
CHG Healthcare Services, Inc.
(3 month Term SOFR + 3.000%) 7.395%, 9/29/28(6)	2,313	2,319
	Par Value	Value

Health Care—continued
2024 (3 month Term SOFR + 3.762%) 8.276%, 9/29/28(6)	$ 1,389	$ 1,399
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.607%, 10/23/28(6)	6,309	6,326
Parexel International, Inc. (1 month Term SOFR + 3.000%) 7.357%, 11/15/28(6)	4,108	4,132
Perrigo Investments LLC 2024, Tranche B (1 month Term SOFR + 2.000%) 6.357%, 4/20/29(6)	4,030	4,037
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.857%, 2/21/31(6)	4,326	4,338
Radnet Management, Inc. 2024 (3 month Term SOFR + 2.250%) 6.771%, 4/18/31(6)	1,244	1,249
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.531%, 12/3/31(6)	3,845	3,853
		27,653

Housing—0.2%
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 6.607%, 3/19/29(6)	5,432	5,426
Standard Industries, Inc. (1 month Term SOFR + 1.864%) 6.106%, 9/22/28(6)	1,978	1,980
		7,406

Information Technology—1.1%
Applied Systems, Inc. Tranche B-1 (3 month Term SOFR + 3.000%) 7.329%, 2/24/31(6)	9,662	9,748
BMC Software 2031, First Lien 0.000%, 7/30/31(6)(11)	2,520	2,539
Boost Newco Borrower LLC Tranche B-1 (3 month Term SOFR + 2.500%) 6.829%, 1/31/31(6)	2,628	2,639
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.579%, 7/6/29(6)	4,778	4,707
Ellucian Holding, Inc. Tranche B-1 (1 month Term SOFR + 3.000%) 7.357%, 10/9/29(6)	160	161
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 7.107%, 5/30/31(6)	3,673	3,696
Go Daddy Operating Co. LLC Tranche B-7 (1 month Term SOFR + 1.750%) 6.107%, 5/30/31(6)	7,057	7,048
Icon Parent I (3 month Term SOFR + 3.000%) 7.516%, 11/13/31(6)	1,185	1,188
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.357%, 1/31/31(6)	5,377	5,369

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.329%, 10/3/31(6)	$ 4,963	$ 4,989
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.617%, 2/10/31(6)	7,714	7,763
		49,847

Manufacturing—0.6%
Barnes Group, Inc. 0.000%, 12/10/31(6)(11)	805	805
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 7.092%, 3/15/30(6)	4,165	4,177
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.845%, 11/3/31(6)	5,170	5,186
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 7.971%, 10/21/28(6)	2,012	2,026
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.107%, 6/4/31(6)	5,112	5,117
Terex Corp. (1 month Term SOFR + 2.000%) 6.357%, 10/8/31(6)	4,185	4,194
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(6)	3,959	3,989
		25,494

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.971%, 1/31/29(6)	4,595	4,601
Media / Telecom - Cable/Wireless Video—0.9%
Charter Communications Operating LLC Tranche B-5 (1 month Term SOFR + 2.250%) 6.781%, 11/21/31(6)	6,740	6,720
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.607%, 9/18/30(6)	7,657	7,625
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.897%, 1/18/28(6)	8,005	7,836
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.097%, 8/2/29(6)	5,308	5,205
Eagle Broadband Investments LLC (3 month Term SOFR + 3.012%) 7.340%, 11/12/27(6)	4,346	4,350
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.012%, 1/31/28(6)	6,700	6,647
		38,383

	Par Value	Value

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC Tranche B (1 month Term SOFR + 3.500%) 7.897%, 10/30/30(6)	$ 2,056	$ 2,071
Formula One Management Ltd.
0.000%, 9/10/31(6)(11)	1,528	1,531
Tranche B-1 0.000%, 9/30/31(6)(11)	3,057	3,061
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.758%, 4/11/29(6)	3,757	3,363
		10,026

Media / Telecom - Telecommunications—0.0%
Numericable U.S. LLC Tranche B-12 (3 month LIBOR + 3.688%) 8.370%, 1/31/26(6)	1,384	1,131
Media / Telecom - Wireless Communications—0.1%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.107%, 11/22/28(6)	4,903	4,927
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 7.607%, 8/18/30(6)	1,215	1,224
Retail—0.4%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.107%, 9/19/31(6)	5,387	5,395
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 6.857% - 7.241%, 6/11/31(6)	6,319	6,226
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 7.579%, 10/28/30(6)	2,938	2,952
PetsMart LLC (1 month Term SOFR + 3.850%) 8.207%, 2/11/28(6)	4,706	4,683
		19,256

Service—1.1%
AlixPartners LLP (1 month Term SOFR + 2.614%) 6.971%, 2/4/28(6)	5,217	5,232
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.607%, 9/29/31(6)	6,115	6,090
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.085%, 4/20/29(6)	2,911	2,921
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 7.107%, 1/31/31(6)	4,891	4,884
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.607%, 12/17/31(6)	2,500	2,506

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Service—continued
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.079%, 11/23/28(6)	$ 5,634	$ 5,658
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.471%, 1/21/28(6)	8,226	8,281
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.524%, 10/13/30(6)	4,359	4,366
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 7.107%, 2/10/29(6)	4,934	4,952
TransUnion Intermediate Holdings, Inc. Tranche B-9 0.000%, 6/24/31(6)(11)	5,450	5,438
		50,328

Transportation - Automotive—0.3%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.273%, 10/16/31(6)	5,072	5,114
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.857%, 5/6/30(6)	5,072	5,087
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.597%, 10/28/27(6)	4,812	4,052
		14,253

Utilities—0.5%
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.107%, 1/31/31(6)	7,035	7,009
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(6)(11)	4,780	4,816
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.829%, 10/29/31(6)	3,696	3,716
South Field Energy LLC Tranche C (3 month PRIME + 3.750%) 8.079%, 8/29/31	57	58
Talen Energy Supply LLC 2024, Tranche B (2 month Term SOFR + 2.500%) 7.023%, 12/12/31(6)	230	230
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.803%, 1/27/31(6)	5,958	5,957
		21,786

Total Leveraged Loans (Identified Cost $457,984)		454,925

	Shares	Value
Preferred Stock—0.0%
Financials—0.0%
JPMorgan Chase & Co. Series HH, 4.600%	2,349(12)	$ 2,339
Total Preferred Stock (Identified Cost $2,349)		2,339

Total Long-Term Investments—98.8% (Identified Cost $4,463,604)		4,405,452

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (13)(14)	4,135,989	4,136
Total Securities Lending Collateral (Identified Cost $4,136)		4,136

TOTAL INVESTMENTS—98.9% (Identified Cost $4,467,740)		$4,409,588
Other assets and liabilities, net—1.1%		47,515
NET ASSETS—100.0%		$4,457,103

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company
WaMu	Washington Mutual

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $2,658,514 or 59.6% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of December 31, 2024.
(5)	All or a portion of security is on loan.
(6)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	No contractual maturity date.
(9)	Amount is less than $500 (not in thousands).
(10)	At December 31, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(11)	This loan will settle after December 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	88%
United Kingdom	1
Canada	1
Ireland	1
France	1
Cayman Islands	1
Netherlands	1
Other	6
Total	100%
† % of total investments as of December 31, 2024.

The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$310,193	$—	$310,193	$—
Foreign Government Securities	168,096	—	168,096	—
Mortgage-Backed Securities	1,112,456	—	1,103,684	8,772
Asset-Backed Securities	1,181,801	—	1,181,801	—
Corporate Bonds and Notes	1,175,642	—	1,175,642	—
Leveraged Loans	454,925	—	454,925	—(1)
Equity Securities:
Preferred Stock	2,339	—	2,339	—
Securities Lending Collateral	4,136	4,136	—	—
Total Investments	$4,409,588	$4,136	$4,396,680	$8,772

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.